CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenues	$ 98,257	618,422	395,057	259,930
Cost of revenues	(68,755)	(432,736)	(275,455)	(196,410)
Gross profit	29,502	185,686	119,602	63,520
Sales and marketing expenses	(11,446)	(72,040)	(73,125)	(36,775)
General and administrative expenses	(9,105)	(57,308)	(45,037)	(25,023)
Research and development expenses	(6,507)	(40,952)	(28,692)	(16,639)
Post-acquisition settlement consideration	(1,137)	(7,158)	(37,858)
Operating loss (income)	1,307	8,228	(65,110)	(14,917)
Interest income	355	2,233	487	81
Interest expense	(199)	(1,254)	(664)	(13,060)
Other income (expenses)	(821)	(5,165)	3,007	472
Foreign exchange loss	(701)	(4,411)	(4,963)	(661)
Loss from continuing operations before income taxes	(59)	(369)	(67,243)	(28,085)
Income tax benefit (expense)	(1,771)	(11,145)	10,904	(1,818)
Net loss from continuing operations	(1,830)	(11,514)	(56,339)	(29,903)
(Loss) income from discontinued operations	5,081	31,977	592	(9,264)
Net (loss) income	3,251	20,463	(55,747)	(39,167)
Accretion of redeemable convertible preferred shares to redemption value			(47,058)	(36,427)
Effect of foreign exchange rate movement on redeemable convertible preferred shares			10,585	350
Net (loss) income attributable to ordinary shareholders	$ 3,251	20,463	(92,220)	(75,244)
Earnings/ (loss) per share
Net loss from continuing operations (in CNY or dollars per share)		(0.03)	(0.58)	(0.68)
(Net Loss) income from discontinued operations (in CNY or dollars per share)	$ 0.01	0.08		(0.10)
Basic (in CNY or dollars per share)	$ 0.01	0.05	(0.58)	(0.78)
Net loss from continuing operations (in CNY or dollars per share)		(0.03)	(0.58)	(0.68)
(Net loss) income from discontinued operations (in CNY or dollars per share)	$ 0.01	0.08		(0.10)
Diluted (in CNY or dollars per share)	$ 0.01	0.05	(0.58)	(0.78)
Shares used in earnings (loss) per share computations:
Basic (in shares)	381,984,517	381,984,517	159,611,374	96,844,453
Diluted (in shares)	381,984,517	381,984,517	159,611,374	96,844,453